RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	18 RELATED PARTY TRANSACTIONS During the nine-month period ended September 30, 2017, the Company did not enter into any significant transactions with related parties.